Annual Total Returns [BarChart] - First Trust Multi Income Allocation Portfolio - I	May 03, 2021
Bar Chart Table:
2015	(3.24%)
2016	9.27%
2017	6.04%
2018	(4.44%)
2019	16.38%
2020	2.49%